GOODWILL AND INTANGIBLE ASSETS, Goodwill and Intangible Assets, Net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in goodwill and intangible assets [Abstract]
Net book value	€ 2,313.3	€ 2,297.5	€ 2,213.1
Additions - acquisitions - internal developments	11.1	17.0	3.3
Additions - other business combinations	0.0	0.0	11.1
Disposals - write-off	0.0		(0.5)
Depreciation expense for the year	(17.8)	(19.1)	(13.7)
Net foreign exchange differences	(157.4)	33.7	84.2
Other	4.4	(15.8)
Net book value	2,153.6	2,313.3	2,297.5
Intangible assets with indefinite useful life	0.0
Goodwill [Member]
Changes in goodwill and intangible assets [Abstract]
Net book value	2,199.2	2,178.4	2,092.2
Net foreign exchange differences	(151.2)	36.6	86.2
Other	(0.2)	(15.8)
Net book value	2,047.8	2,199.2	2,178.4
Licenses, Patents and Trademarks [Member]
Changes in goodwill and intangible assets [Abstract]
Net book value	43.6	45.5	46.5
Additions - acquisitions - internal developments	2.4	0.0	0.0
Additions - other business combinations	0.0	0.0	0.2
Disposals - write-off	0.0		0.0
Depreciation expense for the year	(2.8)	(2.3)	(2.6)
Net foreign exchange differences	(3.1)	0.4	1.4
Other	2.0	0.0
Net book value	42.1	43.6	45.5
Software [Member]
Changes in goodwill and intangible assets [Abstract]
Net book value	15.7	19.9	22.9
Additions - acquisitions - internal developments	0.2	0.8	3.3
Additions - other business combinations	0.0	0.0	0.0
Disposals - write-off	0.0		0.0
Depreciation expense for the year	(3.0)	(0.5)	(0.5)
Net foreign exchange differences	(0.2)	(4.5)	(5.8)
Other	6.0	0.0
Net book value	18.7	15.7	19.9
Other [Member]
Changes in goodwill and intangible assets [Abstract]
Net book value	54.8	53.7	51.5
Additions - acquisitions - internal developments	8.5	16.2	0.0
Additions - other business combinations	0.0	0.0	10.9
Disposals - write-off	0.0		(0.5)
Depreciation expense for the year	(12.0)	(16.3)	(10.6)
Net foreign exchange differences	(2.9)	1.2	2.4
Other	(3.4)	0.0
Net book value	€ 45.0	€ 54.8	€ 53.7